Note 28 - Financial Instruments and Risks - Reconciliation of Changes In the Assets Categorized At Level 3 (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Statement Line Items [Line Items]
Financial liabilities balance	R$ 31,191.8
Financial liabilities balance	35,037.9
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities balance	3,493.7
Acquisition of investments	1.9
Total gains and losses during the period	(204.3)
Losses/(gains) recognized in net income	54.6
Losses/(gains) recognized in equity	(258.9)
Financial liabilities balance	R$ 3,291.3